Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments
September 30, 2024 (Unaudited)
1
Shares Value
Common Stocks – 96.7%
Communication Services – 2.3%
Interpublic Group of Cos., Inc. (The) ............................................... 45,604 $ 1,442,455
Scholastic Corp. .............................................................. 7,650 244,876
1,687,331
Consumer Discretionary – 4.9%
Levi Strauss & Co., Class A ..................................................... 47,113 1,027,064
Mohawk Industries, Inc.* ........................................................ 6,840 1,099,051
Skechers USA, Inc., Class A* .................................................... 9,161 613,054
Whirlpool Corp. ............................................................... 7,564 809,348
3,548,517
Consumer Staples – 10.3%
Campbell Soup Co. ............................................................ 14,722 720,200
Edgewell Personal Care Co. ..................................................... 39,760 1,444,878
Ingles Markets, Inc., Class A ..................................................... 13,561 1,011,651
Ingredion, Inc. ................................................................ 8,630 1,186,021
Lancaster Colony Corp. ........................................................ 3,592 634,239
Molson Coors Beverage Co., Class B ............................................. 26,188 1,506,334
Seaboard Corp. ............................................................... 116 363,892
Weis Markets, Inc. ............................................................. 9,274 639,257
7,506,472
Energy – 4.6%
Chesapeake Energy Corp. ...................................................... 13,910 1,144,097
Innovex International, Inc.* ...................................................... 97,099 1,425,413
World Kinect Corp. ............................................................ 26,314 813,366
3,382,876
Financials – 11.2%
Citizens Financial Group, Inc. .................................................... 33,500 1,375,845
CNA Financial Corp. ........................................................... 12,833 628,047
Mercury General Corp. ......................................................... 17,297 1,089,365
Old Republic International Corp. .................................................. 22,026 780,161
OneMain Holdings, Inc. ......................................................... 22,140 1,042,130
SEI Investments Co. ........................................................... 14,722 1,018,615
State Street Corp. ............................................................. 8,810 779,421
White Mountains Insurance Group Ltd. ............................................ 348 590,278
Willis Towers Watson PLC ...................................................... 2,782 819,382
8,123,244
Health Care – 20.8%
DENTSPLY SIRONA, Inc. ....................................................... 37,486 1,014,371
Elanco Animal Health, Inc.* ...................................................... 79,280 1,164,623
Fortrea Holdings, Inc.* ......................................................... 29,439 588,780
Grifols SA, ADR* .............................................................. 127,471 1,131,942
Henry Schein, Inc.* ............................................................ 7,882 574,598
Koninklijke Philips NV* ......................................................... 30,423 995,441
Organon & Co. ............................................................... 50,993 975,496
Pediatrix Medical Group, Inc.* ................................................... 95,228 1,103,693
Phibro Animal Health Corp., Class A ............................................... 45,440 1,023,309
Premier, Inc., Class A .......................................................... 90,486 1,809,720
Prestige Consumer Healthcare, Inc.* .............................................. 10,084 727,056
Quest Diagnostics, Inc. ......................................................... 9,620 1,493,505
Sotera Health Co.* ............................................................ 58,646 979,388

Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
Shares Value
Common Stocks (continued)
Health Care (continued)
United Therapeutics Corp.* ...................................................... 2,666 $ 955,361
Zimmer Biomet Holdings, Inc. .................................................... 5,216 563,067
15,100,350
Industrials – 17.0%
Balfour Beatty PLC ............................................................ 153,563 887,367
Embraer SA, ADR* ............................................................ 52,095 1,842,600
Healthcare Services Group, Inc.* ................................................. 125,620 1,403,175
Heartland Express, Inc. ......................................................... 19,938 244,839
Kelly Services, Inc., Class A ..................................................... 31,414 672,574
Kennametal, Inc. .............................................................. 42,514 1,102,388
Knight-Swift Transportation Holdings, Inc. .......................................... 13,618 734,691
Landstar System, Inc. .......................................................... 1,624 306,725
Moog, Inc., Class A ............................................................ 5,216 1,053,736
National Presto Industries, Inc. ................................................... 18,217 1,368,825
Textron, Inc. .................................................................. 14,954 1,324,625
UniFirst Corp. ................................................................ 7,072 1,404,853
12,346,398
Information Technology – 14.8%
Amdocs Ltd. ................................................................. 25,638 2,242,812
Arlo Technologies, Inc.* ......................................................... 56,104 679,419
Arrow Electronics, Inc.* ......................................................... 4,636 615,800
Avnet, Inc. ................................................................... 11,940 648,461
F5, Inc.* ..................................................................... 7,188 1,582,798
IPG Photonics Corp.* .......................................................... 20,386 1,515,088
NETGEAR, Inc.* .............................................................. 93,075 1,867,085
Qorvo, Inc.* .................................................................. 9,158 946,021
Verint Systems, Inc.* ........................................................... 25,502 645,966
10,743,450
Materials – 9.1%
Buzzi SpA ................................................................... 10,548 421,440
International Flavors & Fragrances, Inc. ............................................ 14,600 1,531,978
Scotts Miracle-Gro Co. (The) .................................................... 12,172 1,055,313
Sealed Air Corp. .............................................................. 17,620 639,606
Sensient Technologies Corp. .................................................... 15,418 1,236,832
Sonoco Products Co. .......................................................... 10,780 588,911
Winpak Ltd. .................................................................. 31,543 1,109,299
6,583,379
Real Estate – 1.7%
Equity Commonwealth REIT* .................................................... 63,524 1,264,128
Total Common Stocks (Cost $63,400,865) ........................................................ 70,286,145
Money Market Funds – 2.7%
JP Morgan US Treasury Plus Money Market Fund, 4.81%(a)
(Cost $1,940,568) ........................................................... 1,940,568 1,940,568

Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
3
Value
Total Investments – 99.4%
(Cost $65,341,433) .......................................................................... $ 72,226,713
Other Assets in Excess of Liabilities – 0.6% ......................................................... 435,429
Net Assets – 100.0% .......................................................................... $ 72,662,142
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of September 30, 2024.
ADR : American Depositary Receipt
PLC : Public Limited Company
REIT : Real Estate Investment Trust